Consolidated Statement of Stockholder's Equity (Deficiency) (Parenthetical) (USD $)	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Statement of Stockholders' Equity [Abstract]
Conversion of bond payable related party and derivative liability per share		$ 9.00
Notes payable related party per share		$ 6.42
Notes payable related party per share one		$ 6.42
Business acquisition equity ownership, percentage	100.00%
Business acquisition, number of shares exchanged	6,000,000